Fair Value - Fair Value Option Notes (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial principal value	$ 53,088	$ 50,831	$ 54,031
Promissory note carrying amount	$ 50,104	47,983	49,461
FVO Note 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial principal value		2,500
Promissory note carrying amount		$ 6,682
Conversion price (per share) | $ / shares		$ 6.39
Estimated fair value of FVO Note		$ 5,079
FVO Note 1 | Current stock price | Series A redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
FVO Notes		14.12
FVO Note 1 | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
FVO Notes		2
FVO Note 1 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
FVO Notes		39
FVO Note 1 | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
FVO Notes		1.58
FVO Note 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial principal value			3,000
Promissory note carrying amount			6,602
Estimated fair value of FVO Note			$ 6,580